Simplify US Equity PLUS Downside Convexity ETF
Schedule of Investments
March 31, 2026 (Unaudited)
1
Shares Value
U.S. Exchange-Traded Funds – 99.2%
Equity Funds - 99.2%
iShares Core S&P 500 ETF(a)(b)
(Cost $90,455,450) ....................................................... 152,056 $ 99,324,500
Number of
Contracts Notional Amount
Purchased Options – 1.5%
Calls – Exchange-Traded – 0.0%†
S&P 500 Index, April Strike Price $7,350, Expires 4/01/26 ............... 54 $ 39,690,000 270
S&P 500 Index, April Strike Price $7,200, Expires 4/17/26 ............... 20 14,400,000 1,100
S&P 500 Index, April Strike Price $7,275, Expires 4/17/26 ............... 46 33,465,000 2,070
S&P 500 Index, April Strike Price $7,380, Expires 4/17/26 ............... 19 14,022,000 618
S&P 500 Index, June Strike Price $7,300, Expires 6/18/26 ............... 23 16,790,000 21,850
25,908
Puts – Exchange-Traded – 1.5%
S&P 500 Index, April Strike Price $5,900, Expires 4/17/26(c) ............. 24 14,160,000 32,400
S&P 500 Index, April Strike Price $6,000, Expires 4/17/26(c) ............. 101 60,600,000 183,315
S&P 500 Index, April Strike Price $6,200, Expires 4/17/26(c) ............. 174 107,880,000 638,580
S&P 500 Index, May Strike Price $6,000, Expires 5/15/26(c) ............. 108 64,800,000 651,240
1,505,535
Total Purchased Options (Cost $2,357,714) ............................................ 1,531,443
Shares
Money Market Fund – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.54%(d)
(Cost $63,781) ........................................................... 63,781 63,781
Total Investments – 100.8%
(Cost $92,876,945) ............................................................. $ 100,919,724
Liabilities in Excess of Other Assets – (0.8)% .......................................... (841,911)
Net Assets – 100.0% ............................................................. $ 100,077,813
Number of
Contracts Notional Amount
Written Options – (0.5)%
Puts – Exchange-Traded – (0.5)%
S&P 500 Index, April Strike Price $5,600, Expires 4/17/26 ............... (198) $ (110,880,000) $ (141,570)
S&P 500 Index, May Strike Price $5,700, Expires 5/15/26 ............... (108) (61,560,000) (355,320)
(496,890)
Total Written Options (Premiums Received $948,604) .................................... $ (496,890)

Simplify US Equity PLUS Downside Convexity ETF
Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)
2
† Less than 0.05%
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(b) Securities with an aggregate market value of $58,788,900 have been pledged as collateral for options as of March 31, 2026.
(c) Held in connection with Written Options.
(d) Rate shown reflects the 7-day yield as of March 31, 2026.